TAXES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Tax exempt income	16.50%
Federal statutory income tax rate	25.00%	25.00%
Valuation allowance of deferred tax assets	$ 62,502	$ 70,129
Value added tax percentage	13.00%
Value added tax receivable	$ 1,500	1,570
Income tax expenses related to other levies and witholding	$ 0	$ 0